Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	RYDEX DYNAMIC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001092720
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
S&P 500 2x Strategy Fund (First Prospectus Summary) | S&P 500 2x Strategy Fund | A Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTTX
S&P 500 2x Strategy Fund (First Prospectus Summary) | S&P 500 2x Strategy Fund | C Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCTX
Inverse S&P 500 2x Strategy Fund (First Prospectus Summary) | Inverse S&P 500 2x Strategy Fund | A Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTMX
Inverse S&P 500 2x Strategy Fund (First Prospectus Summary) | Inverse S&P 500 2x Strategy Fund | C Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCBX
NASDAQ-100(R) 2x Strategy Fund (First Prospectus Summary) | NASDAQ-100(R) 2x Strategy Fund | A Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVLX
NASDAQ-100(R) 2x Strategy Fund (First Prospectus Summary) | NASDAQ-100(R) 2x Strategy Fund | C Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCCX
Inverse NASDAQ-100(R) 2x Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100(R) 2x Strategy Fund | A Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVTX
Inverse NASDAQ-100(R) 2x Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100(R) 2x Strategy Fund | C Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCDX
Dow 2x Strategy Fund (First Prospectus Summary) | Dow 2x Strategy Fund | A Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLDX
Dow 2x Strategy Fund (First Prospectus Summary) | Dow 2x Strategy Fund | C Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCYX
Inverse Dow 2x Strategy Fund (First Prospectus Summary) | Inverse Dow 2x Strategy Fund | A Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIDX
Inverse Dow 2x Strategy Fund (First Prospectus Summary) | Inverse Dow 2x Strategy Fund | C Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCZX
Russell 2000 2x Strategy Fund (First Prospectus Summary) | Russell 2000 2x Strategy Fund | A Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRUX
Russell 2000 2x Strategy Fund (First Prospectus Summary) | Russell 2000 2x Strategy Fund | C Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRLX
Inverse Russell 2000 2x Strategy Fund (First Prospectus Summary) | Inverse Russell 2000 2x Strategy Fund | A Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIUX
Inverse Russell 2000 2x Strategy Fund (First Prospectus Summary) | Inverse Russell 2000 2x Strategy Fund | C Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIZX
S&P 500 2x Strategy Fund (Second Prospectus Summary) | S&P 500 2x Strategy Fund | H Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTNX
Inverse S&P 500 2x Strategy Fund (Second Prospectus Summary) | Inverse S&P 500 2x Strategy Fund | H Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTPX
NASDAQ-100(R) 2x Strategy Fund (Second Prospectus Summary) | NASDAQ-100(R) 2x Strategy Fund | H Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVYX
Inverse NASDAQ-100(R) 2x Strategy Fund (Second Prospectus Summary) | Inverse NASDAQ-100(R) 2x Strategy Fund | H Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVNX
Dow 2x Strategy Fund (Second Prospectus Summary) | Dow 2x Strategy Fund | H Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCVX
Inverse Dow 2x Strategy Fund (Second Prospectus Summary) | Inverse Dow 2x Strategy Fund | H Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCWX
Russell 2000 2x Strategy Fund (Second Prospectus Summary) | Russell 2000 2x Strategy Fund | H Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRSX
Inverse Russell 2000 2x Strategy Fund (Second Prospectus Summary) | Inverse Russell 2000 2x Strategy Fund | H Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIRX